UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

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FORM N-PX

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ANNUAL REPORT OF PROXY VOTING RECORD
OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-6027
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KAVILCO INCORPORATED
(Exact name of registrant as specified in charter)

600 University Street, Suite 3010, Seattle, Washington 98101-1129
(Address of principal executive offices) (Zip code)

Registrant's telephone number, including area code: (206) 624-6166
Date of fiscal year end: December 31, 2009
Date of reporting period: July 1, 2008 - June 30, 2009

Item 1. Proxy Voting Record

Description	Mgmt Rec	Vote Cast	Sponsor

Issuer: CenturyTel, Inc.
Ticker: CTL
CUSIP: 156700106
Meeting Date: 05/07/09
Record Date: 03/25/09
Election of Directors	FOR	FOR	MGMT
Ratification of selection of KPMG LLP as independent auditor	FOR	FOR	MGMT
Proposal regarding director election voting standards	AGAINST	AGAINST	SHLDR
Proposal regarding executive compensation	AGAINST	AGAINST	SHLDR
Proposal regarding network mgmt practices	AGAINST	AGAINST	SHLDR

Issuer: Duke Energy Corporation
Ticker: DUK
CUSIP: 26441C105
Meeting Date: 05/07/09
Record Date: 03/12/09
Election of Directors	FOR	FOR	MGMT
Ratification of selection of Deloitte & Touche LLP as independent auditor	FOR	FOR	MGMT

Issuer: Microsoft Corporation
Ticker: MSFT
CUSIP: 594918104
Meeting Date: 11/19/08
Record Date: 09/05/08
Election of Directors	FOR	FOR	MGMT
Approval of material terms of performance criteria under the executive officer incentive plan	FOR	FOR	MGMT
Approval of amendments to the 1999 stock option plan for non-employee directors	FOR	FOR	MGMT
Ratification of selection of Deloitte & Touche LLP as independent auditor	FOR	FOR	MGMT
Proposal regarding adoption of policies on Internet censorship	AGAINST	AGAINST	SHLDR
Proposal regarding establishment of board committee on human rights	AGAINST	AGAINST	SHLDR
Proposal regarding disclosure of charitable contributions	AGAINST	AGAINST	SHLDR

Issuer: The Southern Company
Ticker: SO
CUSIP: 842587107
Meeting Date: 05/27/09
Record Date: 03/30/09
Election of Directors	FOR	FOR	MGMT
Ratification of selection of Deloitte & Touche LLP as independent auditor	FOR	FOR	MGMT
Proposal regarding amendment of company's by-laws regarding majority voting and cumulative voting	FOR	FOR	MGMT
Proposal regarding amendment of company's certificate of incorporation regarding cumulative voting	FOR	FOR	MGMT
Proposal regarding environmental report	AGAINST	AGAINST	SHLDR
Proposal regarding pension policy	AGAINST	AGAINST	SHLDR

Issuer: Suburban Propane Partners, L.P.
Ticker: SPH
CUSIP: 864482104
Meeting Date: 07/22/09
Record Date: 05/26/09
Election of Directors	FOR	FOR	MGMT
Proposal regarding approval of the 2009 restricted unit plan, including to authorize issuance of 1,200,000 common units to be available for grant under the plan	FOR	FOR	MGMT
Proposal regarding approval of the adjournment of the Tri-Annual Meeting, if necessary, to solicit proxies	FOR	FOR	MGMT

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KAVILCO INCORPORATED
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(Registrant)

BY:	/s/ Louis A. Thompson
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Louis A. Thompson Chief Executive Officer/President

DATE:	July 2, 2009